Segment Information	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segment Information

B.20. SEGMENT INFORMATION
As indicated in Note B.26. to the consolidated financial statements for the year ended December 31, 2020, Sanofi has three operating segments: Pharmaceuticals, Vaccines and Consumer Healthcare.
The Pharmaceuticals segment comprises, for all geographical territories, the commercial operations of the following global franchises: Specialty Care (Dupixent®, Neurology & Immunology, Rare Diseases, Oncology, and Rare Blood Disorders) and General Medicines (Diabetes, Cardiovascular, and Established Prescription Products), together with research, development and production activities dedicated to the Pharmaceuticals segment. This segment also includes associates whose activities are related to pharmaceuticals. Following the transaction of May 29, 2020, Regeneron is no longer an associate of Sanofi (see Note D.1. to our consolidated financial statements for the year ended December 31, 2020). Consequently, the Pharmaceuticals segment no longer includes Sanofi’s equity-accounted share of Regeneron’s profits for all the periods presented in that note.
The Vaccines segment comprises, for all geographical territories, the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.
The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for Sanofi’s Consumer Healthcare products, together with research, development and production activities dedicated to those products.
Inter-segment transactions are not material.
The costs of Sanofi’s global support functions (External Affairs, Finance, Human Resources, Legal Affairs, Information Solutions & Technologies, Sanofi Business Services, etc.) are mainly managed centrally at group-wide level. The costs of those functions are presented within the “Other” category. That category also includes other reconciling items such as retained commitments in respect of divested activities.
Following the Capital Markets Day held in February 2021, Sanofi changed the presentation of net sales within the General Medicines and Consumer Healthcare GBUs, and also reallocated certain expenses. In particular, IT costs relating to our new digital organization – previously allocated to the Pharmaceuticals, Vaccines, and Consumer Healthcare segments – are now included within the “Other” segment. The 2020 segmental results presented below have been amended for comparative purposes in order to reflect those adjustments.

B.20.1. SEGMENT RESULTS

B.20.1.1. Analysis of net sales
The table below sets forth net sales for the six months ended June 30, 2021 and June 30, 2020:

(€ million)		Europe	United States	Other countries	June 30, 2021	Europe	United States	Other countries	June 30, 2020
Pharmaceuticals		3,575	4,892	4,729	13,196	3,347	4,806	4,867	13,020
General Medicines		2,228	1,262	3,728	7,218	2,232	1,458	3,928	7,618
of which	Lantus®	246	429	614	1,289	281	474	662	1,417
	Toujeo®	195	120	185	500	188	143	165	496
	Praluent®	75	5	24	104	56	68	22	146
	Multaq®	12	132	7	151	12	135	7	154
	Lovenox®	368	15	385	768	298	15	317	630
	Plavix® (1)	60	5	420	485	66	4	438	508
	Generics (1)	4	70	320	394	5	75	341	421
Specialty Care		1,347	3,630	1,001	5,978	1,115	3,348	939	5,402
of which	Aubagio®	264	666	64	994	231	775	62	1,068
	Cerezyme®	124	83	136	343	125	90	153	368
	Myozyme/Lumizyme®	200	180	103	483	193	178	101	472
	Fabrazyme®	111	190	111	412	98	206	109	413
	Eloctate®	—	216	62	278	—	234	96	330
	Jevtana®	75	119	46	240	92	123	56	271
	Dupixent®	289	1,740	261	2,290	174	1,310	150	1,634
Vaccines		244	626	1,067	1,937	281	491	1,064	1,836
of which	Polio/Pertussis/Hib vaccines	145	241	667	1,053	162	183	714	1,059
	Influenza vaccines	18	—	178	196	5	13	161	179
Consumer Healthcare (2)		653	570	979	2,202	717	583	1,024	2,324
of which	Allergy	34	200	109	343	36	214	131	381
	Pain Care	250	91	187	528	244	98	207	549
	Digestive Wellness	200	61	312	573	192	36	263	491
Total net sales		4,472	6,088	6,775	17,335	4,345	5,880	6,955	17,180
(1)     Sanofi has altered the presentation of net third-party sales by franchise at the level of the General Medicines GBU. Industrial sales (primarily of active ingredients and semi-finished products) to third parties such as CMOs are now grouped together separately. Previously, such sales were presented within the Diabetes franchise and the Cardiovascular & Established Prescription Products franchises, on the line for the relevant product.
(2)     For the Consumer Healthcare GBU, Sanofi has adopted a more granular presentation by introducing new sub-categories that reflect consumer trends and the strengths and opportunities of the portfolio.

B.20.1.2. Business operating income
Sanofi reports segment results on the basis of “Business operating income”, a non-GAAP financial measure used internally by the chief operating decision maker to measure the performance of each operating segment and to allocate resources.
Certain costs have been reclassified from operating segments to the “Other” segment for 2020.
“Business operating income” is derived from Operating income, adjusted as follows:
•the amounts reported in the line items Restructuring costs and similar items, Fair value remeasurement of contingent consideration (relating to business combinations or divestments) and Other gains and losses, and litigation are eliminated;
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature) are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added (for 2020, this excludes Regeneron for the period to May 29, 2020 - see Note D.1. to the consolidated financial statements for the year ended December 31, 2020);
•net income attributable to non-controlling interests is deducted;
•other acquisition-related effects (primarily the workdown of acquired inventories remeasured at fair value at the acquisition date, and the impact of acquisitions on investments accounted for using the equity method) are eliminated;
•restructuring costs relating to investments accounted for using the equity method are eliminated; and
•for 2020, the gain on the divestment of Regeneron shares dated May 29, 2020 is eliminated (this elimination does not include the gain on the remeasurement of the 400,000 retained shares at market value as of that date).
Segment results are shown in the table below:

	June 30, 2021 (6 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other	Total
Net sales	13,196	1,937	2,202	—	17,335
Other revenues	108	461	27	—	596
Cost of sales	(3,403)	(1,254)	(753)	(131)	(5,541)
Research and development expenses	(2,041)	(316)	(69)	(237)	(2,663)
Selling and general expenses	(2,480)	(359)	(700)	(991)	(4,530)
Other operating income and expenses	(466)	121	23	22	(300)
Share of profit/(loss) from investments accounted for using the equity method	13	8	5	—	26
Net income attributable to non-controlling interests	(16)	—	(4)	—	(20)
Business operating income	4,911	598	731	(1,337)	4,903

	June 30, 2020 (6 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other	Total
Net sales	13,020	1,836	2,324	—	17,180
Other revenues	70	474	30	—	574
Cost of sales	(3,406)	(1,176)	(781)	(144)	(5,507)
Research and development expenses	(2,065)	(319)	(69)	(239)	(2,692)
Selling and general expenses	(2,388)	(369)	(744)	(1,106)	(4,607)
Other operating income and expenses	(150)	4	21	(130)	(255)
Share of profit/(loss) from investments accounted for using the equity method	4	—	7	—	11
Net income attributable to non-controlling interests	(17)	—	(4)	—	(21)
Business operating income (a)	5,068	450	784	(1,619)	4,683
(a)     2020 figures have been adjusted to take account of the reallocation of certain expenses (in particular IT costs related to Sanofi’s new digital organization) from the Pharmaceuticals, Vaccines and Consumer Healthcare operating segments to the “Other” segment.

	December 31, 2020 (12 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other	Total
Net sales	25,674	5,973	4,394	—	36,041
Other revenues	128	1,141	59	—	1,328
Cost of sales	(6,980)	(3,312)	(1,528)	(284)	(12,104)
Research and development expenses	(4,170)	(682)	(153)	(524)	(5,529)
Selling and general expenses	(4,926)	(789)	(1,419)	(2,256)	(9,390)
Other operating income and expenses	(490)	4	53	(129)	(562)
Share of profit/(loss) from investments accounted for using the equity method	5	2	9	—	16
Net income attributable to non-controlling interests	(33)	—	(5)	—	(38)
Business operating income (a)	9,208	2,337	1,410	(3,193)	9,762
(a) 2020 figures have been adjusted to take account of the reallocation of certain expenses (in particular IT costs related to Sanofi’s new digital organization) from the Pharmaceuticals, Vaccines and Consumer Healthcare operating segments to the “Other” segment.
The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Business operating income	4,903	4,683	9,762
Share of profit/(loss) from investments accounted for using the equity method (a)	(26)	(11)	(16)
Net income attributable to non-controlling interests (b)	20	21	38
Amortization and impairment of intangible assets	(953)	(1,206)	(2,011)
Fair value remeasurement of contingent consideration	(4)	54	124
Expenses arising from the impact of acquisitions on inventories	—	(36)	(53)
Restructuring costs and similar items	(327)	(758)	(1,064)
Other gains and losses, and litigation(c)	—	136	136
Gain on divestment of Regeneron shares on May 29, 2020(d)	—	7,225	7,225
Operating income	3,613	10,108	14,141
Financial expenses	(189)	(198)	(390)
Financial income	28	31	53
Income before tax and investments accounted for using the equity method	3,452	9,941	13,804
(a)Excludes (i) restructuring costs and (ii) expenses arising from the impact of acquisitions on investments accounted for using the equity method.
(b)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c)For 2020, this line mainly comprises the gain on the sale of operations related to the Seprafilm® product to Baxter.
(d)For 2020, this line includes the gain on the sale of (i) 13 million shares of Regeneron common stock in the registered public offering and (ii) the 9.8 million shares repurchased by Regeneron, but does not include the gain arising from the remeasurement of the 400,000 retained shares at market value of May 29, 2020.

B.20.2. OTHER SEGMENT INFORMATION
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method, (ii) acquisitions of property, plant and equipment, and (iii) acquisitions of intangible assets.
The principal investments accounted for using the equity method in the Pharmaceuticals segment are entities majority owned by MSP Vaccine Company, and Infraserv GmbH & Co. Höchst KG (see Note B.5.).
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	June 30, 2021
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	144	70	—	214
Acquisitions of property, plant and equipment	445	196	27	668
Acquisitions of other intangible assets	263	81	6	350

	June 30, 2020
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	149	44	3	196
Acquisitions of property, plant and equipment	294	181	27	502
Acquisitions of other intangible assets	153	21	6	180

	December 31, 2020
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	154	47	—	201
Acquisitions of property, plant and equipment	755	404	95	1,254
Acquisitions of other intangible assets	532	322	6	860

B.20.3. INFORMATION BY GEOGRAPHICAL REGION
The geographical information on net sales provided below is based on the geographical location of the customer.
In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

	June 30, 2021
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	17,335	4,472	1,087	6,388	6,088	6,475
Non-current assets:
•property, plant and equipment	9,503	5,874	3,162	2,699	1,996	930
•goodwill	44,979	—	—	—	—	—
•other intangible assets	19,466	7,272	—	10,895	—	1,299

	June 30, 2020
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	17,180	4,345	1,061	6,151	5,880	6,684
Non-current assets:
•property, plant and equipment	9,368	5,683	3,067	2,756	2,153	929
•goodwill	45,254	—	—	—	—	—
•other intangible assets	17,021	6,544	—	8,838	—	1,639

	December 31, 2020
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,041	9,151	2,223	14,060	13,465	12,830
Non-current assets:
•property, plant and equipment	9,365	5,895	3,189	2,542	1,899	928
•goodwill	44,364	—	—	—	—	—
•other intangible assets	18,421	6,278	—	10,675	—	1,468
As stated in Notes B.6.1. and D.5. to the consolidated financial statements for the year ended December 31, 2020, goodwill is not allocated by geographical region.

B.20.4. PRINCIPAL CUSTOMERS AND CREDIT RISK
Sales generated by Sanofi with its biggest customers, in particular certain wholesalers in the United States, represented 24% of net sales in the first half of 2021. Sanofi’s three largest customers respectively accounted for approximately 11%, 8% and 5% of consolidated net sales in the first half of 2021, mostly in the Pharmaceuticals segment (versus approximately 9%, 6% and 5% in the first half of 2020).